Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Non-current Assets
Long-term deposits		¥ 149,235	¥ 121,007
Prepayments for purchase of property, plant and equipment		126,006	11,754
Prepayments for purchase of land use rights			175,582
Others		45,943	3,590
Total	$ 49,224	¥ 321,184	¥ 311,933